Bank credit lines and loan facilities - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 4,531,213	$ 4,701,213
Less current portion of long-term debt and debt issuance costs	(135,150)	(55,150)
Total long-term debt	4,396,063	4,646,063
Less long-term portion of debt issuance costs and debt discount	(42,529)	(47,026)
Total long-term debt, net	$ 4,353,534	$ 4,599,037
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate	7.41%	7.09%	1.00%
Total debt	$ 3,951,213	$ 4,201,213
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.88%	2.88%	2.875%
Total debt	$ 500,000	$ 500,000
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Debt instrument, interest rate	6.17%
Line of credit facility, interest rate at period end	6.17%
Total debt	$ 80,000	$ 0